Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 33,044	$ 25,961
Accounts receivable, net	4,861	3,991
Inventories, net	7,039	8,105
Deferred cost of goods sold	0	539
Prepaid expense and other current assets	1,414	876
Total current assets	46,358	39,472
Property and equipment, net	5,919	5,469
Other assets	323	148
Total assets	52,600	45,089
Current liabilities:
Accounts payable	4,292	5,644
Accrued expense and other current liabilities	7,108	5,798
Current portion of capital lease obligation	90	0
Deferred revenue	0	1,638
Total current liabilities	11,490	13,080
Long-term debt, related parties (net of $116 and $125 in issuance costs at June 30, 2018 and December 31, 2017, respectively)	38,025	36,009
Capital lease obligation, less current portion	180	0
Other long-term liabilities	97	58
Total liabilities	49,792	49,147
Commitments and contingencies (Note 9)
Stockholders' equity (deficit)
Convertible preferred stock, $0.001 par value, 50,000,000 shares authorized at June 30, 2018; 2,750,000 shares issued and outstanding at June 30, 2018 and December 31, 2017. (aggregate liquidation value of $30,311 and $29,211 at June 30, 2018 and December 31, 2017, respectively)	3	3
Common stock, $0.001 par value, 300,000,000 shares authorized; 24,706,999 shares issued and 24,699,145 outstanding at June 30, 2018 and 7,015,636 shares issued and 7,007,782 shares outstanding at December 31, 2017.	25	7
Additional paid-in capital	499,280	469,877
Accumulated deficit	(496,476)	(473,921)
Treasury stock, at cost (7,854 shares at June 30, 2018 and December 31, 2017)	(24)	(24)
Total stockholders' equity (deficit)	2,808	(4,058)
Total liabilities and stockholders' equity (deficit)	$ 52,600	$ 45,089